Summary of Significant Accounting Policies - Schedule of Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenue	¥ 565,273,477	$ 78,636,898	¥ 497,868,200	¥ 651,991,593
Point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	242,162,290	33,687,926	158,069,415	71,448,443
Over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	¥ 323,111,187	$ 44,948,972	¥ 339,798,785	¥ 580,543,150